Segments (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 PRC [Member] CNY	Dec. 31, 2013 PRC [Member] CNY	Dec. 31, 2012 PRC [Member] CNY	Dec. 31, 2014 Korea [Member] CNY	Dec. 31, 2013 Korea [Member] CNY	Dec. 31, 2012 Korea [Member] CNY	Dec. 31, 2014 All other countries [Member] CNY	Dec. 31, 2013 All other countries [Member] CNY	Dec. 31, 2012 All other countries [Member] CNY
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	$ 599,131	3,717,369	4,344,730	4,718,559	3,310,397	3,781,776	4,419,983	269,350	352,412	155,934	137,622	210,542	142,642
Long-term assets		1,309,844	2,068,053		662,691	1,385,042		604,092	632,854		43,061	50,157